Employee stock incentive plans (Details Textual) ₨ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 INR (₨)
Employee stock incentive plan [Line Items]
Description of vesting requirements for share-based payment arrangement	The stock options so granted will vest only upon satisfaction of certain service period conditions which range from 1 to 4 years.
Equity Settled [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.98 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 313
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.96 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 67
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	2,540	₨ 3,266
Intrinsic Value of Options exercised	57	110
Intrinsic Value of Options outstanding	223
Intrinsic Value of Options Exercisable	₨ 23
Number of instruments in share based payment arrangement available for grant | shares	1,530,779
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,295	3,268
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant | shares	382,695
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Par value of underlying equity shares	5
Number of instruments in share based payment arrangement available for grant | shares	1,148,084
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 2,546	3,266
Intrinsic Value of Options exercised	342	584
Intrinsic Value of Options outstanding	665
Intrinsic Value of Options Exercisable	₨ 98
Description of extended term of options granted for share-based payment arrangement	10
Number of instruments in share based payment arrangement available for grant | shares	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,375	₨ 3,292
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Par value of underlying equity shares	5
Number of instruments in share based payment arrangement available for grant | shares	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant | shares	1,995,478